Subsequent Events (Details) - USD ($)				9 Months Ended		12 Months Ended
	Jan. 20, 2016	Jun. 06, 2015	May. 29, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Subsequent Event [Line Items]
Conversion of convertible notes to common stock				$ 199,959	$ 369,322	$ 401,582	$ 446,109
Conversion of convertible notes and interest into common stock, shares				27,841,559		113,585
Convertible Promissory Note Dated April 1, 2014 [Member]
Subsequent Event [Line Items]
Conversion of convertible notes to common stock						$ 158,260
Conversion of convertible notes and interest into common stock, shares						52,754
Convertible Promissory Note Dated June 30, 2013 [Member]
Subsequent Event [Line Items]
Conversion of convertible notes to common stock						$ 4,954
Conversion of convertible notes and interest into common stock, shares						1,239
Convertible Promissory Note Dated September 30, 2013 [Member]
Subsequent Event [Line Items]
Conversion of convertible notes to common stock						$ 238,368
Conversion of convertible notes and interest into common stock, shares						59,592
Subsequent Event [Member]
Subsequent Event [Line Items]
Reincorporation, date			May 29, 2015
Reincorporation, state			Nevada
Subsequent Event [Member] | 10% Convertible Note Payable Due June 30, 2016 [Member]
Subsequent Event [Line Items]
Conversion of convertible notes to common stock	$ 2,388
Conversion of convertible notes and interest into common stock, shares	119,418
Subsequent Event [Member] | Convertible Promissory Note Dated June 30, 2014 [Member]
Subsequent Event [Line Items]
Date		Jun. 06, 2015
Debt instrument, face amount		$ 62,980
Conversion of convertible notes to common stock		$ 13,600
Conversion of convertible notes and interest into common stock, shares		680,000
Subsequent Event [Member] | Convertible Promissory Note Dated December 31, 2014 [Member]
Subsequent Event [Line Items]
Date		Jun. 01, 2015
Debt instrument, face amount		$ 125,059
Conversion of convertible notes to common stock		$ 130,267
Conversion of convertible notes and interest into common stock, shares		6,513,344